STOCKHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2013
Stockholders' Equity Note [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The following table presents the weighted-average assumptions used to estimate the fair values of the stock options granted in the period presented:

	Six months ended June 30,		Three months ended June 30,
Description	2013	2012	2013	2012
	Unaudited
Risk-free interest rate	1.8%	0.9%	1.8%	—
Expected volatility	71.5%	80%	71.5%	—
Dividend yield	0	0	0	—
Contractual life	10	10	10	—
Early Exercise Multiple (Suboptimal Factor)	3	—	3	—
Weighted-average estimated fair value of options granted during the period	$0.57	$1.44	$0.57	$—

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following table summarizes the activity of stock options during the six months ended June 30, 2013:

	June 30, 2013
	Options Outstanding
Description	Number of Shares	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (1) (in thousands)
	Unaudited
Balance as of December 31, 2012	52,222	9	9.1	$—
Stock options granted	522,092	5.4
Stock options forfeited/cancelled	(291,511)	5.4
Balance as of June 30, 2013	282,803	6.12	9.3	$288
Exercisable as of June 30, 2013	50,041	7.7	7.5	$23
Vested and expected to be vested as of June 30, 2013	282,803	6.12	9.3	$288